Acquisitions - Additional Information (Details) - USD ($) $ in Thousands			6 Months Ended
	Mar. 03, 2025	Oct. 14, 2021	Jun. 30, 2025	Dec. 31, 2024
Additional information
Long-term debt			$ 918,585	$ 909,653
Acquisition related costs			$ 30
KNOT
Additional information
Cash payment received relating to difference between the prices of transactions	$ 1,200
KNOT Shuttle Tankers 27 AS | $89.6 Millions SMBC Bank EU AG and other
Additional information
Face amount of debt		$ 89,600
Long-term debt		$ 73,400
Final payment which includes balloon payment and last quarterly installment	$ 65,900
Spread on variable rate		2.01%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
KNOT Shuttle Tankers 21 AS | KNOT
Additional information
Sale price	$ 25,750
Live Knutsen
Additional information
Option to extend term (in years)	6 years
Live Knutsen | KNOT Shuttle Tankers 27 AS
Additional information
Purchase price for acquisition	$ 100,000
Outstanding indebtedness	73,400
Capitalized fees	$ 400